Retirement Plan	12 Months Ended
Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Retirement Plan

Note 13.     Retirement Plan

On April 1, 2016, the Company adopted a defined contribution 401(K) plan, which covers all eligible employees. Contributions by the Company are discretionary. The Company made no contributions to the plan for the years ended December 31, 2020 and 2019.